Document and Entity Information	Mar. 10, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 10, 2024
Entity Registrant Name	UNDER ARMOUR, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-33202
Entity Tax Identification Number	52-1990078
Entity Address Address Line 1	1020 Hull Street
Entity Address City Or Town	Baltimore
Entity Address State Or Province	MD
Entity Address Postal Zip Code	21230
City Area Code	410
Local Phone Number	468-2512
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity Central Index Key	0001336917
Class A Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	UAA
Security Exchange Name	NYSE
Class C Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Class C Common Stock
Trading Symbol	UA
Security Exchange Name	NYSE